Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

At amortized cost
Notes and accounts receivable	$222,761.9	$196,434.1
Less: Loss allowance	(331.6)	(531.5)

	222,430.3	195,902.6
At FVTOCI	7,325.6	5,411.3

	$229,755.9	$201,313.9

Movements of Allowance for Doubtful Receivables
Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$246.6	$347.0	$331.6
Provision (Reversal)	100.4	(15.5)	199.9
Effect of exchange rate changes	-	0.1	-

Balance, end of year	$347.0	$331.6	$531.5

Trade accounts and notes receivable [member]
Statement [LineItems]
Aging Analysis of Notes and Accounts Receivable, Net
Aging analysis of notes and accounts receivable

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Not past due	$205,053.1	$183,188.5
Past due
Past due within 30 days	24,516.3	18,641.1
Past due over 31 days	518.1	15.8
Less: Loss allowance	(331.6)	(531.5)

	$229,755.9	$201,313.9